Earning Per Share - Summary of Earnings Per Share (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Earnings per share [abstract]
Profit for the year attributable to owners of the parent	¥ 1,059,337	¥ 616,569	¥ 344,531
Weighted average number of common shares outstanding, basic	1,793,088,970	1,802,282,093	1,802,285,138
Basic earnings per share attributable to owners of the parent	¥ 590.79	¥ 342.10	¥ 191.16